Shareholders' Equity (Details 2) - Call Option [Member]	6 Months Ended
Jun. 30, 2016
Class of Stock [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	74.18%
Risk-free interest	1.03%
Expected life	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	80.71%
Risk-free interest	1.52%
Expected life	6 years 3 months